Trade Accounts Receivable - Summary of Trade Accounts Receivable (Detail) - MXN ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Trade Accounts Receivable [Abstract]
Trade accounts receivable	$ 1,028,898	$ 638,166	$ 295,611
Allowance for doubtful accounts	(31,528)	(30,622)	(136,415)
Trade accounts receivable	$ 997,370	$ 607,544	$ 159,196